INTEREST-BEARING LOANS AND BORROWINGS - Bonds (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
INTEREST-BEARING LOANS AND BORROWINGS
Long-term interest-bearing loans and borrowings	₫ 30,170,149 [1]	₫ 22,879,716	$ 943,104,534
Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Long-term interest-bearing loans and borrowings	7,551,628	₫ 616,004	$ 25,391,756		₫ 13,972,726
Bonds due in December 2024
INTEREST-BEARING LOANS AND BORROWINGS
Total issuance value	11,500,000
Long-term interest-bearing loans and borrowings	₫ 11,443,500			$ 479,500,000
Bonds due in December 2024 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)	9.00%			9.00%
Marginal interest rate during the following years (as a percent)	3.80%
Bonds due in December 2024 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)	9.25%			9.25%
Marginal interest rate during the following years (as a percent)	3.90%
Bonds due in May 2025
INTEREST-BEARING LOANS AND BORROWINGS
Total issuance value	₫ 2,000,000
Long-term interest-bearing loans and borrowings	₫ 1,985,700			$ 83,200,000
Debt interest rate (as a percent)	9.26%			9.26%
Marginal interest rate during the following years (as a percent)	3.90%
Bonds due in May 2025 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)		9.775%	9.775%
Bonds due in May 2025 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)		10.175%	10.175%
Bonds due in September 2025
INTEREST-BEARING LOANS AND BORROWINGS
Total issuance value	₫ 1,200,000
Disbursement received	620,000
Long-term interest-bearing loans and borrowings	₫ 614,100			$ 25,700,000
Debt interest rate (as a percent)	10.42%			10.42%
Marginal interest rate during the following years (as a percent)	5.00%
Bonds due in September 2025 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)		10.875%	10.875%
Bonds due in September 2025 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)		11.225%	11.225%
Bonds Due in January 2025 to March 2025
INTEREST-BEARING LOANS AND BORROWINGS
Total issuance value	₫ 5,000,000
Long-term interest-bearing loans and borrowings	₫ 4,951,800			$ 207,500,000
Bonds Due in January 2025 to March 2025 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)		14.40%	14.40%
Bonds Due in January 2025 to March 2025 | Minimum | Director Member
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)	14.40%			14.40%
Bonds Due in January 2025 to March 2025 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)		14.50%	14.50%
Bonds Due in January 2025 to March 2025 | Maximum | Director Member
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)	14.50%			14.50%

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).